SCHEDULE OF EFFECTIVE RECONCILIATION INCOME TAX (Details)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Expected tax at statutory rates	35.00%	21.00%	21.00%
Nondeductible Expenses		(11.72%)	(11.72%)
State Income Tax, Net of Federal benefit		1.51%	1.59%
Current Year Change in Valuation Allowance		(5.83%)	(5.83%)
Prior Deferred True-Ups		(5.03%)	(5.03%)